Earnings per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings/ (loss) per share :
Net income	$ 80,014	$ 259,803	$ 63,323
Less: Allocation of undistributed earnings to non-vested stock	(1,175)	(772)	(102)
Income (numerator)	$ 78,839	$ 259,031	$ 63,221
Weighted-average number of outstanding shares (denominator)	138,757,176	131,837,227	131,727,504
Basic and diluted EPS attributable to common stockholders	$ 0.57	$ 1.96	$ 0.48